Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
In accordance with Item 402(v) of Regulation S-K, the following table sets forth the specified executive compensation for our NEOs and financial performance measures for 2025, 2024, 2023, 2022, and 2021. For additional information regarding how we align executive compensation with Company performance, see “Compensation Discussion and Analysis” of this Proxy Statement.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)(1)	COMPENSATION ACTUALLY PAID TO PEO ($)(1)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS ($)(1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS ($)(1)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON(2):		NET INCOME ($ MILLIONS)	COMPANY SELECTED MEASURE
					TOTAL STOCKHOLDER RETURN ($)	PEER GROUP TOTAL STOCKHOLDER RETURN ($)		OPERATING INCOME ($ MILLIONS)
2025	15,536,674	24,214,787	4,467,731	3,847,879	113	258	825.7	1,121.0
2024	14,055,378	11,771,627	4,385,684	1,682,364	96	208	785.7	1,058.2
2023	12,245,901	10,211,950	4,346,386	3,808,732	95	152	817.6	1,000.6
2022	11,279,094	6,638,117	3,923,918	2,623,730	95	97	673.8	943.1
2021	10,118,565	13,339,664	3,450,115	4,459,575	117	135	784.8	866.8

Named Executive Officers, Footnote	In all five years presented, Mr. Bidzos was our Principal Executive Officer (“PEO”). The non-PEO NEOs during 2025 were Messrs. Kilguss, Calys, McPherson, and Indelicarto; Mr. Calys is not included in 2021 through 2024 as he was appointed an executive officer on June 1, 2025. The non-PEO NEOs during 2024, 2023 and 2022 were Messrs. Strubbe, Kilguss, McPherson, and Indelicarto. For 2021, the non-PEO NEOs were Messrs. Strubbe, Kilguss, and Indelicarto; Mr. McPherson is not included in 2021 as he was appointed an executive officer on July 26, 2022. Equity values in the “Compensation Actually Paid” columns for the PEO and the average of the non-PEO NEOs are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
Peer Group Issuers, Footnote	TSR based on initial investment of $100 made at the end of 2020 and reflects cumulative change since that time. Peer group represents the S&P 500 Information Technology Sector Index.
PEO Total Compensation Amount	$ 15,536,674	$ 14,055,378	$ 12,245,901	$ 11,279,094	$ 10,118,565
PEO Actually Paid Compensation Amount	$ 24,214,787	11,771,627	10,211,950	6,638,117	13,339,664
Adjustment To PEO Compensation, Footnote
The following table details the adjustments made to the Summary Compensation Table totals to arrive at the Compensation Actually Paid (“CAP”) amounts in the table above, calculated in accordance with Item 402(v) of Regulation S-K.

	SUMMARY COMPENSATION TABLE TOTAL ($)	DEDUCT SUMMARY COMPENSATION TABLE STOCK AWARDS ($)	ADD YEAR-END VALUE OF UNVESTED EQUITY GRANTED IN YEAR ($)	ADD YEAR OVER YEAR CHANGE IN VALUE OF UNVESTED EQUITY GRANTED IN PRIOR YEARS ($)	ADD CHANGE IN VALUE FROM PRIOR YEAR END TO VESTING DATE OF VESTED EQUITY GRANTED IN PRIOR YEARS ($)	LESS VALUE OF AWARDS FORFEITED IN YEAR ($)	COMPENSATION ACTUALLY PAID
PEO
2025	15,536,674	(12,999,929)	17,110,240	3,260,536	1,307,266	—	24,214,787
2024	14,055,378	(11,732,383)	12,398,560	(2,463,415)	(486,513)	—	11,771,627
2023	12,245,901	(9,999,781)	9,675,177	(1,817,882)	108,535	—	10,211,950
2022	11,279,094	(8,999,846)	8,657,652	(2,844,873)	(1,453,910)	—	6,638,117
2021	10,118,565	(7,749,845)	9,927,154	1,714,160	(670,370)	—	13,339,664
AVERAGE NON-PEO NEO
2025	4,467,731	(3,525,098)	3,277,578	529,654	321,975	(1,223,961)	3,847,879
2024	4,385,684	(3,501,130)	2,775,334	(493,722)	(135,292)	(1,348,510)	1,682,364
2023	4,346,386	(3,274,792)	3,168,489	(473,958)	42,607	—	3,808,732
2022	3,923,918	(2,874,881)	2,766,660	(756,083)	(435,884)	—	2,623,730
2021	3,450,115	(2,399,993)	3,074,268	509,712	(174,527)	—	4,459,575

Non-PEO NEO Average Total Compensation Amount	$ 4,467,731	4,385,684	4,346,386	3,923,918	3,450,115
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,847,879	1,682,364	3,808,732	2,623,730	4,459,575
Adjustment to Non-PEO NEO Compensation Footnote
The following table details the adjustments made to the Summary Compensation Table totals to arrive at the Compensation Actually Paid (“CAP”) amounts in the table above, calculated in accordance with Item 402(v) of Regulation S-K.

	SUMMARY COMPENSATION TABLE TOTAL ($)	DEDUCT SUMMARY COMPENSATION TABLE STOCK AWARDS ($)	ADD YEAR-END VALUE OF UNVESTED EQUITY GRANTED IN YEAR ($)	ADD YEAR OVER YEAR CHANGE IN VALUE OF UNVESTED EQUITY GRANTED IN PRIOR YEARS ($)	ADD CHANGE IN VALUE FROM PRIOR YEAR END TO VESTING DATE OF VESTED EQUITY GRANTED IN PRIOR YEARS ($)	LESS VALUE OF AWARDS FORFEITED IN YEAR ($)	COMPENSATION ACTUALLY PAID
PEO
2025	15,536,674	(12,999,929)	17,110,240	3,260,536	1,307,266	—	24,214,787
2024	14,055,378	(11,732,383)	12,398,560	(2,463,415)	(486,513)	—	11,771,627
2023	12,245,901	(9,999,781)	9,675,177	(1,817,882)	108,535	—	10,211,950
2022	11,279,094	(8,999,846)	8,657,652	(2,844,873)	(1,453,910)	—	6,638,117
2021	10,118,565	(7,749,845)	9,927,154	1,714,160	(670,370)	—	13,339,664
AVERAGE NON-PEO NEO
2025	4,467,731	(3,525,098)	3,277,578	529,654	321,975	(1,223,961)	3,847,879
2024	4,385,684	(3,501,130)	2,775,334	(493,722)	(135,292)	(1,348,510)	1,682,364
2023	4,346,386	(3,274,792)	3,168,489	(473,958)	42,607	—	3,808,732
2022	3,923,918	(2,874,881)	2,766,660	(756,083)	(435,884)	—	2,623,730
2021	3,450,115	(2,399,993)	3,074,268	509,712	(174,527)	—	4,459,575

Compensation Actually Paid vs. Total Shareholder Return
In accordance with SEC rules, the Company is providing the following charts to show the relationship between the CAP for Mr. Bidzos, our PEO, and the average CAP for our other NEOs in comparison to the TSR for Verisign, the TSR for the S&P 500 Information Technology Sector Index, our net income and our operating income, respectively, over the 5 year timeframe:

Compensation Actually Paid vs. Net Income
In accordance with SEC rules, the Company is providing the following charts to show the relationship between the CAP for Mr. Bidzos, our PEO, and the average CAP for our other NEOs in comparison to the TSR for Verisign, the TSR for the S&P 500 Information Technology Sector Index, our net income and our operating income, respectively, over the 5 year timeframe:

Compensation Actually Paid vs. Company Selected Measure
In accordance with SEC rules, the Company is providing the following charts to show the relationship between the CAP for Mr. Bidzos, our PEO, and the average CAP for our other NEOs in comparison to the TSR for Verisign, the TSR for the S&P 500 Information Technology Sector Index, our net income and our operating income, respectively, over the 5 year timeframe:

Tabular List, Table
Financial Performance Measures
The following table sets forth the most important financial performance measures that were used in determining the NEOs compensation during the last fiscal year, as further described in the “Compensation Discussion and Analysis” section of this Proxy Statement.

METRIC
Operating Income
CAGR of Operating Income
Revenue
Relative TSR vs. S&P 500

Total Shareholder Return Amount	$ 113	96	95	95	117
Peer Group Total Shareholder Return Amount	258	208	152	97	135
Net Income (Loss)	$ 825,700,000	$ 785,700,000	$ 817,600,000	$ 673,800,000	$ 784,800,000
Company Selected Measure Amount	1,121,000,000	1,058,200,000	1,000,600,000	943,100,000	866,800,000
PEO Name	Bidzos
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	CAGR of Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR vs. S&P 500
PEO | Stock Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,999,929)	$ (11,732,383)	$ (9,999,781)	$ (8,999,846)	$ (7,749,845)
PEO | Fair Value of Stock Awards Granted in Fiscal Year that are Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,110,240	12,398,560	9,675,177	8,657,652	9,927,154
PEO | Change in Fair Value of Unvested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,260,536	(2,463,415)	(1,817,882)	(2,844,873)	1,714,160
PEO | Change in Fair Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,307,266	(486,513)	108,535	(1,453,910)	(670,370)
PEO | Less Value of Awards Forfeited in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Stock Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,525,098)	(3,501,130)	(3,274,792)	(2,874,881)	(2,399,993)
Non-PEO NEO | Fair Value of Stock Awards Granted in Fiscal Year that are Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,277,578	2,775,334	3,168,489	2,766,660	3,074,268
Non-PEO NEO | Change in Fair Value of Unvested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	529,654	(493,722)	(473,958)	(756,083)	509,712
Non-PEO NEO | Change in Fair Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	321,975	(135,292)	42,607	(435,884)	(174,527)
Non-PEO NEO | Less Value of Awards Forfeited in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,223,961)	$ (1,348,510)	$ 0	$ 0	$ 0